Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease, Cost [Abstract]
Schedule of Components of Lease Expense and Income
The components of lease expense and income for the periods indicated are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating lease costs	$827	$827
Short-term lease costs	185	256
Variable lease costs (1)	227	217
Sublease income	(350)	(321)

Total Lease Costs	$889	$979

(1)	Variable lease cost primarily relates to common area maintenance and property taxes on leased real estate.

The components of lease expense for the period ended December 31, 2023 are as follows (in thousands):

Operating lease costs	$3,308
Short-term lease costs	940
Variable lease costs (1)	759
Sublease income	(1,528)

Total Lease Costs	$3,479

(1)	Variable lease cost primarily relates to common area maintenance and property taxes on leased real estate.

Schedule of Other Information Related to Leases	Other information related to leases for the periods indicated are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating cash flows used for lease liabilities	$1,030	$1,003
Other information related to leases for the year ended December 31, 2023 are as follows (in thousands):

December 31, 2023
Operating cash flows used for lease liabilities	4,070

Schedule of Future Minimum Lease Payments Under Operating Leases
Future minimum payments under operating leases as of March 31, 2024, are as follows (in thousands):

Year ending December 31,
From April 1, 2024 to December 31, 2024	$3,136
2025	4,263
2026	4,362
2027	4,463
2028	4,567
Thereafter	2,113

Total undiscounted future cash flows	$22,904
Less: Imputed interest	(5,710)

Total	$17,194

Future minimum payments under operating leases as of December 31, 2023, are as follows (in thousands):

Year ending December 31, 2023
2024	$4,173
2025	4,270
2026	4,369
2027	4,470
2028	4,574
Thereafter	2,119

Total undiscounted future cash flows	$23,975
Less: Imputed interest	(6,220)

Total	$17,755